Subsequent Events - Additional Information (Detail) $ / shares in Units, $ in Thousands	1 Months Ended				3 Months Ended	9 Months Ended
	Dec. 31, 2023 USD ($)	Mar. 31, 2021 USD ($)	Sep. 30, 2020 shares	May 31, 2020 ft²	Mar. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) shares	Jun. 30, 2021 ft²	Dec. 31, 2019 shares	Sep. 30, 2019 USD ($)	Dec. 31, 2018 shares
Common stock issued | shares			42,701,000			42,701,000		922,078		789,100
Settlement of accrued conversion rights						$ 41,763
Total future minimum lease payments									$ 8,800
Stockholders' Equity, Reverse Stock Split			In September 2020, the Company's board of directors and shareholders approved a certificate of amendment to the amended and restated certificate of incorporation to effect a reverse split of shares of the Company's common stock on a 7.9-for-one basis (the "Reverse Stock Split") effective as of September 8, 2020.			In September 2020, the Company's board of directors approved an amended and restated certificate of incorporation to effect a reverse split of shares of the Company's common stock on a 7.9-for-one basis (the "Reverse Stock Split") effective as of September 8, 2020.
MEXICO
Operating lease commencement date				2020-05
Operating lease expiring date				2026-08
Area of building possessed | ft²				48,437
MEXICO | Subsequent Event [Member]
Area of building possessed | ft²							38,750
Cash sequirity deposit		$ 1,700
Cash spent for renovation	$ 3,500	$ 3,500
Total future minimum lease payments	$ 3,200
Series E Preferred Stock [Member]
Convertible preferred stock issued | shares					57,781,875
Convertible preferred stock price per share | $ / shares					$ 2.20
Aggregate proceeds of convertible preferred stock					$ 127,100
Common stock issued | shares					4,849,933
Settlement of accrued conversion rights					$ 84,300